Employee benefits - Executive compensation - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Short-term benefits excluding employer social security contributions	€ (12)	€ (14)	€ (16)
Short-term benefits employer's social security contributions	(4)	(5)	(5)
Post-employment benefits	0	0	0
Share-based compensation	€ (1)	€ (2)	(2)
Termination benefits			€ (2)